Schedule of Investments (unaudited) March 31, 2020	BlackRock LifePath Dynamic 2045 Fund (Percentages shown are based on Net Assets)

Security	Shares/ Investment Value	Value

Affiliated Investment Companies(b) — 99.2%

Equity Funds — 89.0%
Active Stock Master Portfolio	$24,920,658	$24,920,658
BlackRock Advantage Emerging Markets Fund — Class K	624,784	5,079,493
BlackRock Tactical Opportunities Fund — Class K	34,705	465,748
International Tilts Master Portfolio	7,576,530	7,576,530
iShares Core MSCI EAFE ETF	37,827	1,887,189
iShares Developed Real Estate Index Fund — Class K	284,389	2,238,145
iShares MSCI EAFE Small-Cap ETF	40,430	1,812,477
Master Total Return Portfolio	252,110	252,110

		44,232,350

Fixed Income Funds — 4.4%
Core Alpha Bond Master Portfolio	1,440,167	1,440,167
iShares TIPS Bond ETF	6,112	720,727

		2,160,894

Security	Shares	Value

Short-Term Securities — 5.8%
BlackRock Cash Funds: Treasury, SL Agency Shares, 0.25%(a)	2,885,927	$2,885,927

Total Affiliated Investment Companies — 99.2% (Cost — $56,362,363)		49,279,171

Other Assets Less Liabilities — 0.8%		419,584

Net Assets — 100.0%		$49,698,755

(a)	Annualized 7-day yield as of period end.
(b)

Investments in issuers considered to be an affiliate/affiliates of the Fund during the period ended March 31, 2020 for purposes of Section 2(a)(3) of the Investment Company Act of 1940, as amended, were as follows:

Affiliated Issuer	Shares/ Investment Value Held at 12/31/19		Shares/ Investment Value Purchased		Shares/ Investment Value Sold		Shares/ Investment Value Held at 03/31/20	Value at 03/31/20	Income		Net Realized Gain (Loss) (a)	Change in Unrealized Appreciation (Depreciation)
Active Stock Master Portfolio	$25,529,263	(b)	$—		$(608,605	)(c)	$24,920,658	$24,920,658	$108,244		$(304,952)	$(6,606,422)
BlackRock Advantage Emerging Markets Fund — Class K	453,125	(b)	191,375	(d)	(19,716)		624,784	5,079,493	—		(73,541)	(1,616,154)
BlackRock Cash Funds: Institutional, SL Agency Shares(e)	138,315	(b)	—		(138,315	)(f)	—	—	323	(g)	200	—
BlackRock Cash Funds: Treasury, SL Agency Shares	5,240,686	(b)	—		(2,354,759	)(c)	2,885,927	2,885,927	19,494		—	—
BlackRock Tactical Opportunities Fund — Class K	37,764	(b)	6,585	(h)	(9,644)		34,705	465,748	—		(9,267)	2,459
Core Alpha Bond Master Portfolio	$1,237,147	(b)	$203,020	(f)	$—		$1,440,167	1,440,167	9,592		37,079	(91,746)
International Tilts Master Portfolio	$8,495,927	(b)	$—		$(919,397	)(f)	$7,576,530	7,576,530	59,113		(557,335)	(1,879,113)
iShares Developed Real Estate Index Fund — Class K	199,993	(b)	84,396	(d)	—		284,389	2,238,145	—		—	(797,937)

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Schedule of Investments (unaudited) (continued) March 31, 2020	BlackRock LifePath Dynamic 2045 Fund

Affiliated Issuer	Shares/ Investment value Held at 12/31/19		Shares/ Investment value Purchased		Shares/ Investment value Sold	Shares/ Investment value Held at 03/31/20	Value at 03/31/20	Income	Net Realized Gain (Loss) (a)	Change in Unrealized Appreciation (Depreciation)
iShares Core MSCI EAFE ETF	—		39,861	(h)	(2,034)	37,827	$1,887,189	$—	$(22,814)	$(423,942)
iShares MSCI EAFE Small-Cap ETF	29,904	(b)	10,526	(h)	—	40,430	1,812,477	—	—	(689,256)
iShares TIPS Bond ETF	6,170	(b)	1,354	(h)	(1,412)	6,112	720,727	954	739	8,251
Master Total Return Portfolio	$19,004	(b)	$233,106	(c)	$—	$252,110	252,110	1,774	3,227	(68,200)

							$49,279,171	$199,494	$(926,664)	$(12,162,060)

(a)	Includes net capital gain distributions, if applicable.
(b)	Represents shares/investment value held by the LifePath Dynamic Master Portfolio as of December 31, 2019.
(c)	Represents net shares/Investment value purchased (sold) by the Fund and the LifePath Dynamic Master Portfolio.
(d)	Represents shares purchased by the Fund and the LifePath Dynamic Master Portfolio.
(e)	As of period end, the entity is no longer held by the Fund.
(f)	Represents net shares/Investment value purchased (sold) by the LifePath Dynamic Master Portfolio.
(g)

All or a portion represents securities lending income earned from the reinvestment of cash collateral from loaned securities, net of fees and collateral investment expenses, and other payments to and from borrowers of securities.

(h)	Represents shares purchased by the LifePath Dynamic Master Portfolio

Currency Abbreviations

CAD	Canadian Dollar

EUR	Euro

JPY	Japanese Yen

USD	United States Dollar
Portfolio Abbreviations

ETF	Exchange-Traded Fund

MSCI	Morgan Stanley Capital International

S&P	Standard and Poor’s

Derivative Financial Instruments Outstanding as of Period End

Futures Contracts

Description	Number of Contracts	Expiration Date	Notional Amount (000)	Value/ Unrealized Appreciation (Depreciation)
Long Contracts
Topix Index	2	06/11/20	$261	$4,484
S&P/TSX 60 Index	10	06/18/20	1,157	(44,738)
10-Year U.S. Treasury Note	4	06/19/20	555	8,517
E-Mini MSCI EAFE Index	35	06/19/20	2,729	232,434
Euro Stoxx 50	7	06/19/20	212	18,827
MSCI Emerging Markets Index	12	06/19/20	506	8,602
Russell 2000 E-Mini Index	16	06/19/20	918	(88,697)

				139,429

Short Contracts
S&P 500 E-Mini Index	8	06/19/20	1,028	63,372

				$202,801

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Schedule of Investments (unaudited) (continued) March 31, 2020	BlackRock LifePath Dynamic 2045 Fund

Forward Foreign Currency Exchange Contracts

Currency Purchased		Currency Sold		Counterparty	Settlement Date	Unrealized Appreciation (Depreciation)
USD	360,507	EUR	317,012	Deutsche Bank AG	06/17/20	$9,859
USD	152,324	JPY	15,811,747	Morgan Stanley & Co. International PLC	06/17/20	4,795

						14,654

CAD	2,016,053	USD	1,473,125	Morgan Stanley & Co. International PLC	06/17/20	(39,516)
EUR	39,071	USD	44,633	Morgan Stanley & Co. International PLC	06/17/20	(1,417)
EUR	2,740,399	USD	3,131,960	Morgan Stanley & Co. International PLC	06/17/20	(100,793)
USD	313,840	EUR	283,842	Bank of America N.A.	06/17/20	(119)
USD	849,016	EUR	788,675	Bank of America N.A.	06/17/20	(23,341)

						(165,186)

	Net unrealized depreciation					$(150,532)

Fair Value Hierarchy as of Period End

Various inputs are used in determining the fair value of investments and derivative financial instruments. These inputs to valuation techniques are categorized into a fair value hierarchy consisting of three broad levels for financial reporting purposes as follows:

•	Level 1 — Unadjusted price quotations in active markets/exchanges for identical assets or liabilities that the Fund has the ability to access

•

Level 2 — Other observable inputs (including, but not limited to, quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market-corroborated inputs)

•

Level 3 — Unobservable inputs based on the best information available in the circumstances, to the extent observable inputs are not available (including the BlackRock Global Valuation Methodologies Committee’s (the “Global Valuation Committee’s”) assumptions used in determining the fair value of investments and derivative financial instruments)

The hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements). Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3. The inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the fair value hierarchy classification is determined based on the lowest level input that is significant to the fair value measurement in its entirety. Investments classified within Level 3 have significant unobservable inputs used by the Global Valuation Committee in determining the price for Fair Valued Investments. Level 3 investments include equity or debt issued by privately held companies or funds. There may not be a secondary market, and/or there are a limited number of investors. The categorization of a value determined for investments and derivative financial instruments is based on the pricing transparency of the investments and derivative financial instruments and is not necessarily an indication of the risks associated with investing in those securities. For information about the Fund’s policy regarding valuation of investments and derivative financial instruments, refer to the LifePath Dynamic Master Portfolio most recent financial statements as contained in its annual report.

As of March 31, 2020, certain investments of the Fund were fair valued using net asset value (“NAV”) per share as no quoted market value is available and therefore have been excluded from the fair value hierarchy.

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Schedule of Investments (unaudited) (continued) March 31, 2020	BlackRock LifePath Dynamic 2045 Fund

Fair Value Hierarchy as of Period End (continued)

The following tables summarize the Fund’s investments and derivative financial instruments categorized in the disclosure hierarchy:

	Level 1	Level 2	Level 3	Total
Assets:
Investments:
Affiliated Investment Companies	$12,203,779	$—	$—	$12,203,779
Short-Term Securities	2,885,927	—	—	2,885,927

Subtotal	$15,089,706	$—	$—	$15,089,706

Investments Valued at NAV(a)				34,189,465

Total Investments	—	—	—	$49,279,171

Derivative Financial Instruments(b)
Assets:
Equity contracts	$327,719	$—	$—	$327,719
Foreign currency exchange contracts	—	14,654	—	14,654
Interest rate contracts	8,517	—	—	8,517
Liabilities:
Equity contracts	(133,435)	—	—	(133,435)
Foreign currency exchange contracts	—	(165,186)	—	(165,186)

	$202,801	$(150,532)	$—	$52,269

(a)	Certain investments of the Fund were fair valued using NAV per share as no quoted market value is available and therefore have been excluded from the fair value hierarchy.
(b)

Derivative financial instruments are futures contracts and forward foreign currency exchange contracts. Futures contracts and forward foreign currency exchange contracts are valued at the unrealized appreciation (depreciation) on the instrument.

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